Acquisitions and Dispositions - Summary of Information for Omega Lease Termination Assets and Liabilities Held for Sale Associated with the PSA Facilities Sold (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Aug. 28, 2019	Aug. 01, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable	$ 100	$ 100
Lease deposits					$ 375
Straight-line rent receivable					704
Buildings and improvements, net					352
Equipment and computer related, net					97
Intangible assets—lease rights, net					676
Assets of disposal group					2,204
Accounts payable					100
Other liabilities -lease deposits					170
Other liabilities -accrued straight-line rent					1,221
Liabilities of disposal group					1,491
Disposed
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restricted cash, current				$ 126
Accounts receivable				51
Straight-line rent receivable			$ 125	932
Buildings and improvements, net			2,320	15,551
Equipment and computer related, net			187	272
Land, net			181	1,160
Goodwill			290	230
Assets of disposal group			$ 3,103	18,322
Other liabilities -lease deposits				140
Notes payable and other debt				24,535
Deferred financing costs				(33)
Liabilities of disposal group				$ 24,642
Comparative
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restricted cash, current					145
Accounts receivable					55
Straight-line rent receivable					1,013
Buildings and improvements, net					18,081
Equipment and computer related, net					495
Land, net					1,341
Goodwill					520
Assets of disposal group					21,650
Other liabilities -lease deposits					140
Notes payable and other debt					24,221
Deferred financing costs					(58)
Liabilities of disposal group					$ 24,303